Investment Risks - InfraCap MLP ETF	Sep. 03, 2025
MLP Risk [Member]
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MLP Risk. Investments in MLPs may be negatively impacted by tax law changes, changes in interest rates, the failure of the MLP’s parent or sponsor to make payments as expected, regulatory developments or other factors affecting the MLP’s underlying assets, which are typically in the natural resources and energy sectors.

Energy Infrastructure Sector Risks [Member]
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Energy Infrastructure Sector Risks. Risks of investing in companies in the energy infrastructure sector include, but are not limited to, reduced volumes of natural gas or other energy commodities available for transporting, processing or storing; new construction risks and acquisition risk which can limit growth potential; a sustained reduced demand for crude oil, natural gas and refined petroleum products; changes in the regulatory environment; extreme weather; rising interest rates; and threats of attack by terrorists.

MLP Tax Risk [Member]
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MLP Tax Risk. MLPs taxed as partnerships generally do not pay U.S. federal income tax at the partnership level. Accordingly, a change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being required to pay U.S. federal income tax on its taxable income, which could result in a reduction in the value of your investment in the Fund and lower its income.

Interest Rate Risk [Member]
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Risk [Text Block]	Interest Rate Risk. As yield-based investments, MLPs carry interest rate risk and may underperform in rising interest rate environments.
Leverage Risk [Member]
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Leverage Risk. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility. The Fund cannot guarantee that the use of leverage will produce increased income or a higher return on an investment. The use of leverage may result in the Fund having to liquidate holdings when it may not be advantageous to do so in order to satisfy its obligations.

Options Risk [Member]
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Options Risk. When the Fund purchases options, it risks the loss of the cash paid for the options if the options expire unexercised. When the Fund sells (writes) call options, it forgoes the opportunity to benefit from an increase in the value of the underlying asset above the exercise price, but it continues to bear the risk of a decline in the value of the underlying asset. In addition, the Fund may earn premiums from writing call options. For shareholders who hold Shares in a taxable account, profits from writing call options are generally treated as short-term capital gains for U.S. federal income tax purposes, taxable as ordinary income for shareholders upon distribution. Also, where a put or call option on a particular underlying asset is purchased to hedge against price movements in a related asset, the price of the put or call option may move more or less than the price of the related asset. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out an option position.

MLP Liquidity Risk [Member]
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MLP Liquidity Risk. Although common units of MLPs trade on a national securities exchange, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. As a result, these securities may be difficult to dispose of at a fair price at the times when the Sub-Adviser believes it is desirable to do so.

Deferred Tax Liability Risk [Member]
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Deferred Tax Liability Risk. The Fund is taxed as a corporation for federal income tax purposes. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. As a “C” corporation, the Fund is subject to U.S. federal income tax on its taxable income at the corporate income tax rate as well as state and local income taxes. The Fund will not benefit from the current favorable federal income tax rates on long-term capital gains and Fund income, losses and expenses will not be passed through to the Fund’s shareholders. As a “C” corporation, the Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s net asset value (“NAV”). Changes in the Fund’s estimate or assumptions regarding its deferred tax liability could have a material impact on the Fund’s NAV.

Returns of Capital Distributions From the Fund Reduce the Tax Basis of Shares [Member]
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Returns of Capital Distributions From the Fund Reduce the Tax Basis of Shares. All or a portion of the Fund’s distributions are expected to be treated as a return of capital for tax purposes. Returns of capital distribution are not taxable income to you but reduce your tax basis in your Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Shares. Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. You should not assume that the source of the distributions is from the net profits of the Fund.

Futures Contracts Risk [Member]
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Futures Contracts Risk. The successful use of futures contracts depends upon the Sub-Adviser’s skill and experience with respect to such instruments and are subject to special risk considerations, including: imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; possible lack of a liquid secondary market; the possibility that a counterparty will default in the performance of its obligations; the possibility that a failure to close a position may result in delivery of an illiquid asset to the Fund or that rapid selling to avoid delivery may result in unfavorable execution prices; and possible inefficiencies that are created by the need to “roll contracts” (i.e., sell out of a contract that is nearing delivery or settlement in favor of a contract with a delivery or settlement date that is further into the future). If the Sub-Adviser seeks to apply a hedge in the Fund’s portfolio at an inappropriate time or judges market movements incorrectly, futures strategies may lower the Fund’s return.

Short Sales Risk [Member]
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Short Sales Risk. Generally, to the extent the price of a security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss. The amount of a potential loss on an uncovered short sale transaction is theoretically unlimited.

Risks of Investing in ETFs and Other Registered Investment Companies [Member]
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Risks of Investing in ETFs and Other Registered Investment Companies. In addition to the risks associated with the underlying assets held by an ETF or other registered investment company, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by such vehicle could decrease. Investments in ETFs are also subject to the following additional risks: (1) an ETF’s shares may trade above or below its NAV; (2) an active trading market for the ETF’s shares may not develop or be maintained; (3) trading an ETF’s shares may be halted by the listing exchange; (4) a passively managed ETF may not track the performance of the reference asset; and (5) a passively managed ETF may hold troubled securities or other investments.

Small- and Mid-Capitalization Companies Risk [Member]
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Small- and Mid-Capitalization Companies Risk. Small- and mid-sized companies often have narrower markets, fewer products or services to offer, and more limited managerial and financial resources than larger, more established companies. As a result, the performance of small- and mid-sized companies may be more volatile, and they may face a greater risk of business failure, which could increase the volatility and risk of loss to the Fund.

Market Risk [Member]
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Market Risk.  The value of the securities in the Fund may go up or down (sometimes significantly) in response to the prospects of individual companies and/or general economic conditions, including local, regional or global events.

Management Risk [Member]
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Risk [Text Block]	Management Risk. The Sub-Adviser’s judgments about the attractiveness and potential appreciation of a security or other asset may prove to be inaccurate and may not produce the desired results.
ETF Risks [Member]
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Risk [Text Block]	ETF Risks. The Fund is an ETF and, as a result of this structure, is exposed to the following risks, among others:
Authorized Participant Risk [Member]
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•Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants, none of which are obligated to engage in creation or redemption transactions. To the extent these Authorized Participants exit the business or are unable or unwilling to process creation and/or redemption orders (either because of valuation difficulties or for other reasons), and no other Authorized Participant is able or willing to step forward to process creation and/or redemption orders, in either of these cases, Shares of the Fund may trade at a discount to NAV and possibly face delisting.

Costs of Buying or Selling Shares [Member]
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•Costs of Buying or Selling Shares.  Due to the costs of buying or selling Shares, including brokerage commissions and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Fluctuation of NAV; Unit Premiums and Discounts [Member]
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•Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the Shares will generally fluctuate with changes in the market value of the Fund’s securities holdings, and the Fund cannot be predicted whether Shares will trade below, at or above their NAV. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

Cash Transactions Risk [Member]
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•Cash Transactions Risk.  The Fund expects to generally effect its creations and redemptions entirely for cash, rather than for in-kind securities. Accordingly, investments in Shares may be less tax-efficient than an investment in an ETF that distributes portfolio securities entirely in-kind.

No Assurance of Active Trading Market Risk [Member]
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•No Assurance of Active Trading Market Risk. Although the Shares in the Fund are approved for listing on the Exchange, there can be no assurance that an active trading market will develop and be maintained for the Shares of the Fund. In times of market stress, market makers or Authorized Participants may step away from their respective roles in making a market in the Fund's Shares, which could lead to wider bid/ask spreads and variances between the market price of the Fund's Shares and their underlying value.

Fund Shares Liquidity Risk [Member]
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•Fund Shares Liquidity Risk. In stressed market conditions, the market for an ETF’s shares may become less liquid in response to deteriorating liquidity in the markets for the ETF’s underlying portfolio holdings, which can result in wider bid/ask spreads and differences between the ETF’s NAV and market price.

Risk Lose Money [Member]
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Risk [Text Block]	An investment in the Fund is subject to investment risks; therefore, you may lose money by investing in the Fund.
Risk Nondiversified Status [Member]
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Non-Diversified Fund Risk. The Fund is considered non-diversified and may be more susceptible to factors negatively impacting its holdings to the extent the Fund invests more of its assets in the securities of fewer issuers than would a diversified fund.